SHAREHOLDERS' EQUITY (Schedule of share options outstanding and exercisable under 2008 Plan) (Details) - $ / shares		1 Months Ended	12 Months Ended
	Jun. 08, 2023	Apr. 15, 2024	Dec. 31, 2024	Dec. 31, 2022
Number of options
Granted, Number of options		38,991
2008 Plan [Member]
Number of options
Options outstanding			642
Granted, Number of options			0
Exercised			0
Expired			(642)
Options outstanding			0
Exercisable at the end of the year			0
Weighted-average exercise price
Outstanding at the beginning of the year			$ 57.6
Granted, Weighted average exercise price	$ 141.36		0
Exercised			0
Expired			57.6
Outstanding at the end of the year			0
Exercisable at the end of the year			$ 0
Weighted-average remaining contractual term
Granted				3 months